Condensed Interim Consolidated Statements of Changes in Equity (Unaudited) - CAD ($)	Common Stock [Member]	Preferred Stock [Member]	Reserve [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 73,598,000	$ 591,000	$ 5,089,000	$ (26,550,000)	$ 52,728,000
Balance, shares at Dec. 31, 2017	55,459,517
Statement Line Items [Line Items]
Net and comprehensive loss for the period				(2,208,000)	(2,208,000)
Share capital issued through private placement	$ 17,500,000				17,500,000
Share capital issued through private placement, shares	23,333,333
Share issue costs	$ (574,000)				(574,000)
Value allocated to warrants	(2,572,000)		2,572,000
Expired warrants			(48,000)	48,000
Forfeited/expired options			(181,000)	181,000
Share-based payments			317,000		317,000
Balance at Sep. 30, 2018	$ 87,952,000	591,000	7,749,000	(28,529,000)	67,763,000
Balance, shares at Sep. 30, 2018	78,792,850
Balance at Dec. 31, 2017	$ 73,598,000	591,000	5,089,000	(26,550,000)	52,728,000
Balance, shares at Dec. 31, 2017	55,459,517
Statement Line Items [Line Items]
Share-based payments			317,332
Balance at Dec. 31, 2018	$ 87,947,000	591,000	7,749,000	(29,343,000)	66,944,000
Balance, shares at Dec. 31, 2018	78,792,850
Statement Line Items [Line Items]
Net and comprehensive loss for the period				(1,852,000)	(1,852,000)
Expired warrants			(2,080,000)	2,080,000
Forfeited/expired options			(1,459,000)	1,459,000
Share-based payments
Balance at Sep. 30, 2019	$ 87,947,000	$ 591,000	$ 4,210,000	$ (27,656,000)	$ 65,092,000
Balance, shares at Sep. 30, 2019	78,792,850